Goodwill and Intangible Assets	3 Months Ended
Jun. 30, 2024
Revelyst Business
Entity Information [Line Items]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The change in the carrying value of goodwill was as follows:

	Revelyst Precision Sports Technology	Revelyst Adventure Sports	Revelyst Outdoor Performance	Total
Balance, March 31, 2022	$343,429	$12,349	$39,973	$395,751
Acquisitions	—	248,254	68,353	316,607
Impairment	—	(260,603)	(72,152)	(332,755)
Balance, March 31, 2023	343,429	—	36,174	379,603
Acquisitions	14,256	—	—	14,256
Impairment	(125,540)	—	(36,174)	(161,714)
Balance, March 31, 2024	$232,145	$—	$—	$232,145
Increases in goodwill during fiscal year 2024 related to our PinSeeker acquisition. See Note 7, Acquisitions. Decreases in goodwill during fiscal year 2024 related to impairment charges of $161,714 recognized in the third quarter of fiscal year 2024 as discussed below. As of March 31, 2024 there were $125,540, $617,179, and $745,957 of accumulated impairment losses, related to the Revelyst Precision Sports Technology, Revelyst Adventure Sports and Revelyst Outdoor Performance reportable segments, respectively. As of March 31, 2023. there were $0, $617,179, and $709,783 of accumulated impairment losses related to the Revelyst Precision Sports Technology, Revelyst Adventure Sports, and Revelyst Outdoor Performance reportable segments, respectively.
Fiscal year 2024 assessment
We performed our annual testing of goodwill in accordance with our accounting policies described in Note 2, Significant Accounting Policies. We completed a step zero assessment as of January 1, 2024 and concluded there were no indicators of impairment.
During the fourth quarter of fiscal year 2024 we determined there was a change to our reporting units. Our reporting units are now the same as our reportable segments. There was no goodwill recorded in the reporting units affected by the reorganization.
Results of our interim testing
During the third quarter of fiscal year 2024, we concluded that triggering events had occurred, potentially indicating that the fair values of our reporting units were less than their carrying values. We recognized impairment losses equal to the full carrying value of goodwill of $26,219 and $9,955, related to the former reporting units of Outdoor Cooking and Stone Glacier, respectively, and a partial goodwill impairment loss of $125,540 related to our Golf reporting unit. Our Golf reporting unit comprises our remaining goodwill at December 24, 2023. See Note 2,
Significant Accounting Policies, for the discussion of the triggering event and goodwill impairment analysis performed.
Additionally, we recorded impairment losses of $26,600, $9,600, $6,100, $4,500, $1,800, $1,100, and $600 related to the Fox Racing, CamelBak, Bell Cycling, Simms Fishing, Giro, Bushnell, and Bell Powersports indefinite-lived tradename assets, respectively. The carrying value of the indefinite lived intangible assets related to Fox Racing, CamelBak, Bell Cycling, Simms Fishing, Giro, Bushnell, and Bell Powersports after the impairment was $58,400, $13,300, $12,000, $25,500, $15,300, $14,900, and $3,500, respectively. We determined the fair value of our Fox Racing, CamelBak, Bell Cycling, Simms Fishing, Giro, Bushnell, and Bell Powersports indefinite-lived trade names using royalty rates of 3%, 1.5%, 1.5%, 3%, 1.5%, 1%, and 1%, respectively.
Fiscal year 2023 assessment
We performed our annual testing of goodwill in accordance with our accounting policies described in Note 2, Significant Accounting Policies. To perform the annual quantitative goodwill impairment testing, we prepared valuations of our reporting units using both an income and market approach, which were compared with the respective carrying values of the reporting units to determine whether any goodwill impairment existed.
The decline in fair value of our reporting units was significantly impacted by a sudden decline in the demand for products related to certain of our recent acquisitions, which resulted in lower forecasted revenues, operating margins and operating cash flows as compared to our valuation at acquisition date. Our estimates of the fair values of the reporting units were also influenced by higher discount rates in the income-based valuation approach as a result of increasing market to equity risk premiums, company specific risk premiums and higher treasury rates, since the acquisition dates. The weighted average cost of capital used in the goodwill impairment testing ranged between 10.5% and 14.0%, which was derived from the financial structures of comparable companies corresponding to the industry of each reporting unit.
As a result, we recognized impairment losses equal to the full carrying value of goodwill of $248,254, $68,353, and $12,349 allocated to the former reporting units of Fox Racing, Simms Fishing, and QuietKat, respectively, and partial goodwill impairment charges of $3,799 related to our Stone Glacier reporting unit. We determined that the goodwill relating to our other reporting units was not impaired as the fair value exceeded the carrying value. Our Golf, Stone Glacier and Outdoor Cooking reporting units comprise our remaining goodwill at March 31, 2023. As of the fiscal year 2023 annual testing measurement date, the fair value of our Stone Glacier and Outdoor Cooking reporting units was less than 10% higher than their carrying values.
Before completing our goodwill impairment test, we first tested our indefinite-lived intangible assets. We performed a step zero analysis on four of our indefinite-lived tradenames. We performed a step one analysis on our remaining indefinite-lived tradenames, which resulted in impairment losses of $21,200 and $20,400, related to the Fox Racing and Simms Fishing indefinite-lived tradename assets, respectively. We determined the fair value of the indefinite-lived tradenames related to our Bell Cycling and Giro tradenames was greater or equal to the carrying value, and no impairment was recorded. The carrying value of the indefinite-lived intangible assets related to Fox Racing and Simms Fishing after the impairment was $85,000 and $30,000, respectively at March 31, 2023. We determined the fair value of our Fox Racing, Simms Fishing, Bell Cycling and Giro indefinite-lived tradenames using royalty rates of 3.0%, 3.0%, 1.5%, and 1.5%, respectively.
Fiscal year 2022 assessment
We performed our annual testing of goodwill in accordance with our accounting policies described in Note 2, Significant Accounting Policies. We completed a step zero assessment as of January 1, 2022 and concluded there were no indicators of impairment.
Our indefinite lived intangibles are not amortized and are tested for impairment annually or upon the occurrence of events or changes in circumstances that indicate that the assets might be impaired. We completed a step zero assessment as of January 1, 2022, in accordance with our accounting policies described in Note 2, Significant Accounting Policies, and concluded there were no indicators of impairment.
Net intangibles consisted of the following:

	March 31,
	2024			2023
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$112,436	$(37,392)	$75,044	$112,715	$(30,675)	$82,040
Patented technology	36,957	(18,818)	18,139	36,207	(15,897)	20,310
Customer relationships and other	520,760	(189,603)	331,157	527,938	(150,946)	376,992
Total	670,153	(245,813)	424,340	676,860	(197,518)	479,342
Non-amortizing trade names	144,974	—	144,974	195,274	—	195,274
Net intangible assets	$815,127	$(245,813)	$569,314	$872,134	$(197,518)	$674,616
The net decrease in gross carrying amount of amortizing intangible assets in fiscal year 2024 was due to impairment, less increases due to the acquisition of PinSeeker and the impact of foreign exchange rates. See Note 2, Significant Accounting Policies, for discussion of impairment recorded during the fiscal year 2024. We recorded impairment expense related to customer relationship and trade name intangibles within our former Outdoor Cooking reporting unit, net of accumulated amortization of $5,805 and $993, respectively. The decrease in non-amortizing trade names is due to impairment as discussed above. Amortization expense was $49,908, $43,725 and $26,007 in fiscal years 2024, 2023, and 2022, respectively, which is included within cost of sales. The amortizable intangible assets in the table above are being amortized using a straight-line method over a weighted average remaining period of approximately 11.5 years.
We expect amortization expense related to these assets in each of the next five fiscal years and beyond to be incurred as follows:

Fiscal year 2025	$49,753
Fiscal year 2026	46,744
Fiscal year 2027	45,294
Fiscal year 2028	40,124
Fiscal year 2029	33,633
Thereafter	208,792
Total	$424,340
Goodwill and Intangible Assets
The carrying value of goodwill by reportable segments was as follows:

	Revelyst Precision Sports Technology	Total
Balance, March 31, 2024	$232,145	$232,145
Balance, June 30, 2024	$232,145	$232,145
Intangible assets by major asset class consisted of the following:

	June 30, 2024			March 31, 2024
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$112,436	$(39,139)	$73,297	$112,436	$(37,392)	$75,044
Patented technology	37,220	(19,590)	17,630	36,957	(18,818)	18,139
Customer relationships and other	520,700	(199,466)	321,234	520,760	(189,603)	331,157
Total	670,356	(258,195)	412,161	670,153	(245,813)	424,340
Non-amortizing trade names	142,900	—	142,900	144,974	—	144,974
Net intangible assets	$813,256	$(258,195)	$555,061	$815,127	$(245,813)	$569,314
The net decrease in the gross intangible assets during the first quarter of fiscal 2025 was due to amortization expense and the divestiture of RCBS non-amortizing trade name. Amortization expense related to these assets was $12,424, $12,648 for the three months ended June 30, 2024 and June 25, 2023, respectively.
As of June 30, 2024, we expect amortization expense related to these assets to be as follows:

Remainder fiscal year 2025	$37,326
Fiscal year 2026	46,764
Fiscal year 2027	45,314
Fiscal year 2028	40,144
Fiscal year 2029	33,660
Thereafter	208,953
Total	$412,161